Disciplined Value International Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	40.90%	12.64%	8.92%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	40.60%	12.41%	8.69%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	41.02%	12.70%	8.97%